UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Havens Advisors
Address: 600 Lexington Av. 29th Floor
         New York, NY  10022

13F File Number:  28-10727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nancy Havens-Hasty
Title:     President
Phone:     212-355-0050

Signature, Place, and Date of Signing:

     Nancy Havens-Hasty     New York, NY     February 09, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     47

Form13F Information Table Value Total:     $135,829 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BOSTON SCIENTIFIC CORP         COM              101137107     1405    95000 SH       SOLE                        0    95000        0
CAREMARK RX INC                COM              141705103    13468   237652 SH       SOLE                        0   237652        0
CHARLES RIV LABS INTL INC      COM              159864107      111     2560 SH       SOLE                        0     2560        0
CONEXANT SYSTEMS INC           COM              207142100       79    39308 SH       SOLE                        0    39308        0
CONSTELLATION ENERGY GROUP I   COM              210371100     2782    47000 SH       SOLE                        0    47000        0
DEVELOPERS DIVERSIFIED RLTY    COM              251591103      634    11375 SH       SOLE                        0    11375        0
DIGITAS INC                    COM              25388K104      233    24240 SH       SOLE                        0    24240        0
DONNELLEY R R & SONS CO        COM              257867101     7819   237222 SH       SOLE                        0   237222        0
EMC INS GROUP INC              COM              268664109     1407   117447 SH       SOLE                        0   117447        0
ENERGY PARTNERS LTD            COM              29270U105     2403    97500 SH       SOLE                        0    97500        0
FIRST DATA CORP                COM              319963104     6631   157883 SH       SOLE                        0   157883        0
GENZYME CORP                   COM              372917104     6631    98287 SH       SOLE                        0    98287        0
GIANT INDS INC                 COM              374508109     4060    50000 SH       SOLE                        0    50000        0
GOLD KIST INC                  COM              380614107     7821   375303 SH       SOLE                        0   375303        0
HARRAHS ENTMT INC              COM              413619107      586     8814 SH       SOLE                        0     8814        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406     4248    46412 SH       SOLE                        0    46412        0
HUNTSMAN CORP                  COM              447011107      182    10000 SH       SOLE                        0    10000        0
JUNIPER NETWORKS INC           COM              48203R104     1455    84190 SH       SOLE                        0    84190        0
KINDER MORGAN INC KANS         COM              49455P101    10695   102000 SH       SOLE                        0   102000        0
LEUCADIA NATL CORP             COM              527288104     3186   121734 SH       SOLE                        0   121734        0
LIFEPOINT HOSPITALS INC        COM              53219L109      108     3070 SH       SOLE                        0     3070        0
LYONDELL CHEMICAL CO           COM              552078107     2026    79846 SH       SOLE                        0    79846        0
MCDATA CORP                    CL B             580031102     1479   300000 SH       SOLE                        0   300000        0
MCDATA CORP                    CL A             580031201      352    70000 SH       SOLE                        0    70000        0
MIRANT CORP NEW                *W EXP 01/03/201 60467R126      507    46729 SH       SOLE                        0    46729        0
NATIONAL OILWELL VARCO INC     COM              637071101      200     3419 SH       SOLE                        0     3419        0
NOVAGOLD RES INC               COM NEW          66987E206     5178   330000 SH       SOLE                        0   330000        0
OFFICEMAX INC DEL              COM              67622P101     1541    37822 SH       SOLE                        0    37822        0
OPEN TEXT CORP                 COM              683715106      252    14062 SH       SOLE                        0    14062        0
PFIZER INC                     COM              717081103     3938   138852 SH       SOLE                        0   138852        0
PIONEER NAT RES CO             COM              723787107     1366    34920 SH       SOLE                        0    34920        0
PORTLAND GEN ELEC CO           COM NEW          736508847     1194    48900 SH       SOLE                        0    48900        0
QLT INC                        COM              746927102      230    30254 SH       SOLE                        0    30254        0
SCHOOL SPECIALTY INC           COM              807863105      865    24500 SH       SOLE                        0    24500        0
SOUTHERN ENERGY COM            COM              845467109     1263   150000 SH       SOLE                        0   150000        0
STONE ENERGY CORP              COM              861642106     2834    70000 SH       SOLE                        0    70000        0
SYMBOL TECHNOLOGIES INC        COM              871508107     2229   150000 SH       SOLE                        0   150000        0
TALK AMERICA HLDGS INC         COM NEW          87426R202     2090   220000 SH       SOLE                        0   220000        0
TELLABS INC                    COM              879664100      449    40966 SH       SOLE                        0    40966        0
TRICO MARINE SERVICES INC      COM NEW          896106200      523    15500 SH       SOLE                        0    15500        0
UNIVISION COMMUNICATIONS INC   CL A             914906102    21574   628269 SH       SOLE                        0   628269        0
VERITAS DGC INC                COM              92343P107      790    12000 SH       SOLE                        0    12000        0
WELLPOINT INC                  COM              94973V107     5299    68772 SH       SOLE                        0    68772        0
WPS RESOURCES CORP             COM              92931B106     2218    44700 SH       SOLE                        0    44700        0
YAHOO INC                      COM              984332106      822    32520 SH       SOLE                        0    32520        0
YRC WORLDWIDE INC              COM              984249102      510    13774 SH       SOLE                        0    13774        0
ZORAN CORP                     COM              98975F101      156     9700 SH       SOLE                        0     9700        0